RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Amount due from related parties		$ 0	$ 0
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]		Related party	Related party
Amount due to related parties		$ 0	$ 0
Other Liability, Related Party, Type [Extensible Enumeration]		Related party	Related party
Loto Interactive Information Technology (Shenzhen) Limited | Data Center Operation
RELATED PARTY TRANSACTIONS
Expense paid amount	$ 9,108